August 30, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Financial Institutions Series Trust-
	    Summit Cash Reserves Post-Effective Amendment
	    No. 20 to the Registration Statement on Form
	    N-1A (Securities Act File No. 2-78646
	    Investment Company Act File No. 811-3189)

Ladies and Gentlemen:

           Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended (the "1933 Act"), Financial
	Institutions Series Trust-Summit Cash Reserves
	(the "Trust") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 20 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

   (2) the text of Post-Effective Amendment No.20 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on August 28, 2000.

				 Very truly yours,

	               Financial Institutions Series Trust
			     -Summit Cash Reserves

		By:       Terry K. Glenn /s/
		      _________________________
			  Terry K. Glenn
		      	    President